Other Income (Expense), net	12 Months Ended
Jan. 31, 2017
Other Income And Expenses [Abstract]
Other Income (Expense), net

(9) Other Income (Expense), net

Other income (expense), net consisted of the following:

	Years Ended January 31,
(in thousands)	2017	2016	2015
Interest income	$87	$732	$72
Currency exchange loss	(205)	(73)	(241)
Other	961	423	(1,097)
Total	$843	$1,082	$(1,266)